Annual Total Returns[BarChart] - Invesco SP SmallCap Industrials ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.34%)	21.00%	41.41%	2.35%	(5.56%)	29.18%	17.09%	(12.40%)	29.22%	11.70%